Loans and Financing - Summary of Maturities of Long term Financing Agreements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about loans and financing [line items]
Opening balance	$ 3,647.6	$ 4,198.3	$ 3,759.9
Principal addition	400.5	124.0	972.9
Interest addition	186.3	218.0	192.7
Principal payment	(645.9)	(596.3)	(540.2)
Interest payment	(188.1)	(212.7)	(186.4)
Foreing exchange	(8.2)	(83.7)	(0.6)
Reclassification to held for sale	(3,301.2)
Ending balance	91.0	3,647.6	$ 4,198.3
Maturities of the long-term financing agreements	76.1	$ 3,468.4
2021 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	27.7
2022 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	11.7
2023 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	8.5
2024 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	0.1
After 2024 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	$ 28.1